Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Future Minimum Lease Payments	Future minimum lease payments are as follows as of December 31, 2011:

(in thousands)
2012	$1,159
2013	1,207
2014	615

Total	$2,981

Sublease Payments to be Received Under Lease Agreement	Under the agreements, the Company will receive sublease payments as follows:

(in thousands)
2012	$1,037
2013	1,095
2014	553

Total	$2,685